Cover	Nov. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2023
Entity File Number	000-54756
Entity Registrant Name	Pacific Green Technologies Inc.
Entity Central Index Key	0001553404
Entity Tax Identification Number	36-4966163
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8 The Green, Suite 10212
Entity Address, City or Town	Dover
Entity Address, State or Province	DE
Entity Address, Postal Zip Code	19901
City Area Code	302
Local Phone Number	601-4659
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	PGTK
Security Exchange Name	NONE
Entity Emerging Growth Company	false